Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended								12 Months Ended
	Nov. 20, 2018 CNY (¥) shares	Nov. 20, 2018 USD ($) shares	Oct. 31, 2017 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	May 31, 2016 CNY (¥)	Apr. 30, 2015 CNY (¥)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 01, 2018 shares
Schedule of Investments [Line Items]
Available-for-sale debt securities												¥ 51,346		¥ 102,373
Impairment of AFS securities												7,443		14,259
Unrealized securities holding gain/(loss), net of tax												(31,658)	$ (4,832)	18,713		¥ 25,067
Foreign currency translation adjustments in other comprehensive income												(72,993)	(11,141)	105,433		55,440
Shares repurchased by investee, total price														6,566	$ 951
Gain/(Loss) from investments, net												¥ 86,497	13,202	(66,550)		31,236
Stock issued value																389,364
Amount of gain (loss) from deconsolidation			¥ 13,592
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned			18.00%									14.50%
Registered capital										¥ 1,000
iSNOB Holding Limited | Unrelated Third Party
Schedule of Investments [Line Items]
Ownership percentage										20.00%
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned				3.35%	3.35%
Available-for-sale debt securities												¥ 22,595		76,841
Impairment of AFS securities												0		0
Unrealized securities holding gain/(loss), net of tax												8,714		36,459		15,670
Ownership percentage										80.00%
Foreign currency translation adjustments in other comprehensive income												¥ 3,717		2,004		1,470
Gain/(Loss) from investments, net				¥ 91,184
Amount of realized and unrealized gain (loss) on shares sold				46,029
iSNOB Holding Limited | Consolidated Statements of Operations And Comprehensive Loss | Preferred Shares outstanding
Schedule of Investments [Line Items]
Stock issued value				¥ 13,215
iSNOB Holding Limited | Share Repurchase Agreement
Schedule of Investments [Line Items]
Stock repurchased during period, Percentage				73.40%	73.40%
iSNOB Holding Limited | United States of America, Dollars | Share Repurchase Agreement
Schedule of Investments [Line Items]
Shares repurchased by investee, total price | $					$ 16,000
iSNOB Holding Limited | Japan, Yen | Share Repurchase Agreement
Schedule of Investments [Line Items]
Shares repurchased by investee, total price				¥ 104,399
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares				4,785,714	4,785,714							18,000,000
Huzan Inc.
Schedule of Investments [Line Items]
Percentage owned	6.72%								20.00%
Cash consideration									¥ 10,000
Available-for-sale debt securities	¥ 13,658											¥ 1,686		10,996			¥ 14,021
Impairment of AFS securities												4,055
Unrealized securities holding gain/(loss), net of tax														9,862			3,016
Foreign currency translation adjustments in other comprehensive income														(1,036)
Shares repurchased by investee | shares	6,246,877	6,246,877
Shares repurchased by investee, total price	¥ 35,501	$ 5,172
Gain from investment disposal	¥ 31,236
Fair value increase or decrease												9,310
Amount of reversed unrealized holding gain (loss)												5,145
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Percentage owned											25.00%
Cash consideration											¥ 7,500
Available-for-sale debt securities												0		0		14,259
Impairment of AFS securities								¥ 14,259				0		14,259
Unrealized securities holding gain/(loss), net of tax								6,759								(1,588)	¥ 4,912
Gain/(Loss) from investments, net								¥ 7,500
Hangzhou Ruisha Technology Co Ltd
Schedule of Investments [Line Items]
Percentage owned							18.10%
Available-for-sale debt securities												19,065		7,623
Unrealized securities holding gain/(loss), net of tax												9,726		¥ 487
Hangzhou Ruisha Technology Co Ltd | Cash Consideration
Schedule of Investments [Line Items]
Cash consideration							¥ 7,000
Hangzhou Ruisha Technology Co Ltd | Intangible Asset With Fair Value
Schedule of Investments [Line Items]
Cash consideration							¥ 50
Xuanwei Limited
Schedule of Investments [Line Items]
Percentage owned														5.00%
Available-for-sale debt securities												0		¥ 3,525
Unrealized securities holding gain/(loss), net of tax												2,389
Consideration received												¥ 5,914	$ 900
Xuanwei Limited | United States of America, Dollars
Schedule of Investments [Line Items]
Cash consideration | $															$ 500
Xuanwei Limited | Japan, Yen
Schedule of Investments [Line Items]
Cash consideration														3,525
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investment shares owned | shares																		40,000,000
Equity method investment ownership percentage							33.00%											40.00%
ESOP Shares that may be transferred to grantees who are employees of JM Weshop | shares												10,000,000
Share of income/(loss)														(114,104)		5,752
Share of other comprehensive (loss)/income														(145)		938
Equity Method Investment Decrease Percent							7.00%
Gain loss on sale of equity method investment							¥ 25,132
Equity method investment impairment						¥ 33,918								33,918
JM Weshop (Cayman) Inc. | Investment Cost
Schedule of Investments [Line Items]
Share based compensation expenses														934		1,084
JM Weshop (Cayman) Inc. | Share of Results of Equity Investee
Schedule of Investments [Line Items]
Share based compensation expenses														¥ 1,390		¥ 1,483
JM Weshop (Cayman) Inc. | Flying Get Limited
Schedule of Investments [Line Items]
Ownership interest																		60.00%
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investment ownership percentage												14.80%
Share of income/(loss)												¥ 478
The value of ownership under the equity method investments												¥ 12,000